Cover	Nov. 07, 2024
Cover [Abstract]
Entity Registrant Name	Issuer Direct Corporation
Entity Central Index Key	0000843006
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 07, 2024
Entity File Number	1-10185
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1331503
Entity Address Address Line 1	One Glenwood Drive,
Entity Address Address Line 2	Suite 1001
Entity Address City Or Town	Raleigh,
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27603
City Area Code	919
Local Phone Number	481-4000
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ISDR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false